Equity (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands		1 Months Ended								12 Months Ended
	Jul. 01, 2010 shares	Mar. 31, 2024 shares	Dec. 31, 2023 USD ($) shares	Nov. 30, 2023 USD ($) shares	Mar. 31, 2023	Mar. 28, 2023 USD ($) shares	Oct. 31, 2022 USD ($) $ / shares shares	Oct. 31, 2022 ILS (₪) ₪ / shares shares	Mar. 23, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares		Dec. 31, 2021 USD ($) shares		Mar. 31, 2022 USD ($) shares
Equity (Details) [Line Items]
Effective equity description					the Company’s shares were split in a ratio of 1:0.712434.
Investors to purchase									5,000,000
Issued per share (in Dollars per share) | $ / shares									$ 10
Gross proceeds (in Dollars) | $									$ 50,000
Total shares															40,000
Investment agreement shares							91,192	91,192
Share price | (per share)							$ (24.7)	₪ 86.3
Ordinary share		1	2,215,373	2,215,373			1	1		13,000
Share warrants							1	1
Exercise price per share | (per share)							$ (26)	₪ 94.9
Aggregate amount				$ 4,800			$ 2,250	₪ 7,900		$ 2,500
Issuance cost (in Dollars) | $							$ 224			$ 41,907	$ 45,914		$ 24,711
Repayment of additional interest							10.00%	10.00%
Allocated shares	174									20,000
Issue value (in Dollars) | $						$ 100,000
Share issued						100,000
Expense (in Dollars) | $						$ 1,570				$ 1,570
Interest rate										10.00%
Pay to interest rate			24.00%							24.00%
Warrants exercised										13,000
Ordinary shares										9,686,000	8,529,000	[1]	7,751,000	[1]
Total consideration (in Dollars) | $			$ 234							$ 234
Share Option										1,507,231
Warrants exercisable price (in Dollars per share) | $ / shares										$ 22.32
PIPE Financing [Member]
Equity (Details) [Line Items]
Received amount (in Dollars) | $															$ 4,000
Ordinary shares [member]
Equity (Details) [Line Items]
Received amount (in Dollars) | $															$ 50,000
Lior Tamar Investments [Member]
Equity (Details) [Line Items]
Allocated shares										25,000
SPAC [Member]
Equity (Details) [Line Items]
Warrants exercised										13,001
Ordinary shares										13,001
Total consideration (in Dollars) | $			$ 233							$ 233
Provident Funds Ltd [Member]
Equity (Details) [Line Items]
Ordinary share										1,507,231

[1]	Shares and per shares amounts have been retroactively adjusted to reflect the reverse stock splits as described in note 20a.